Reinsurance Balances Recoverable on Paid and Unpaid Losses - Top Ten Reinsurers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) reinsurer	Dec. 31, 2019 USD ($) reinsurer
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	$ 2,089,163	$ 2,181,134
Corporate & Other
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	(36,780)	(103,341)
Reinsurer concentration risk | Top 10 reinsurers
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	1,364,593	1,471,604
Reinsurance balances recoverable | Reinsurer concentration risk
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	$ 2,089,163	$ 2,181,134
% of Total	100.00%	100.00%
Reinsurance balances recoverable | Reinsurer concentration risk | Corporate & Other
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	$ (36,780)	$ (103,341)
Reinsurance balances recoverable | Reinsurer concentration risk | Top Ten Reinsurers, Rated A Minus Or Higher
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	$ 863,819	$ 1,199,479
Number of external reinsurers | reinsurer	7	8
Reinsurance balances recoverable | Reinsurer concentration risk | Top Ten Reinsurers, Non-Rated Reinsurers
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	$ 500,774	$ 272,125
Number of external reinsurers | reinsurer	3	2
Reinsurance balances recoverable | Reinsurer concentration risk | Top 10 reinsurers
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	$ 1,364,593	$ 1,471,604
% of Total	65.30%	67.40%
Reinsurance balances recoverable | Reinsurer concentration risk | Top 10 reinsurers | Corporate & Other
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	$ 0	$ 0
Reinsurance balances recoverable | Reinsurer concentration risk | Other Reinsurers' Balances Greater Than $1 Million
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	$ 697,602	$ 688,732
% of Total	33.40%	31.60%
Reinsurance balances recoverable | Reinsurer concentration risk | Other Reinsurers' Balances Greater Than $1 Million | Corporate & Other
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	$ (36,780)	$ (103,341)
Reinsurance balances recoverable | Reinsurer concentration risk | Other Reinsurers' Balances Less Than $1 Million
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	$ 26,968	$ 20,798
% of Total	1.30%	1.00%
Reinsurance balances recoverable | Reinsurer concentration risk | Other Reinsurers' Balances Less Than $1 Million | Corporate & Other
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	$ 0	$ 0
Reinsurance balances recoverable | Reinsurer concentration risk | Top Ten Reinsurers, Non-Rated Reinsurers, US State Backed
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	229,400	190,800
Reinsurance balances recoverable | Reinsurer concentration risk | Top Ten Reinsurers, Non-Rated Reinsurers, Provided Security
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	73,800	81,400
Reinsurance balances recoverable | Reinsurer concentration risk | Top Ten Reinsurers, Non-Rated Reinsurers, Provided Security, Reinsurer Two
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	208,400
Run-off
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	1,635,310	1,826,727
Run-off | Reinsurance balances recoverable | Reinsurer concentration risk
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	1,635,310	1,826,727
Run-off | Reinsurance balances recoverable | Reinsurer concentration risk | Top 10 reinsurers
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	1,036,676	1,154,110
Run-off | Reinsurance balances recoverable | Reinsurer concentration risk | Other Reinsurers' Balances Greater Than $1 Million
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	574,869	653,374
Run-off | Reinsurance balances recoverable | Reinsurer concentration risk | Other Reinsurers' Balances Less Than $1 Million
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	23,765	19,243
Legacy Underwriting
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	490,633	457,748
Legacy Underwriting | Reinsurance balances recoverable | Reinsurer concentration risk
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	490,633	457,748
Legacy Underwriting | Reinsurance balances recoverable | Reinsurer concentration risk | Top 10 reinsurers
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	327,917	317,494
Legacy Underwriting | Reinsurance balances recoverable | Reinsurer concentration risk | Other Reinsurers' Balances Greater Than $1 Million
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	159,513	138,699
Legacy Underwriting | Reinsurance balances recoverable | Reinsurer concentration risk | Other Reinsurers' Balances Less Than $1 Million
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	3,203	1,555
Equity method investee | Reinsurer concentration risk | Hannover Ruck SE
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	0	259,077
Equity method investee | Reinsurer concentration risk | Lloyd's Syndicate
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	331,118	396,246
Equity method investee | Reinsurer concentration risk | Michigan Catastrophic Claims Associations
Ceded Credit Risk [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	$ 229,374	$ 0